COSTS AND EXPENSES BY NATURE - Schedule of depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Depreciation	$ (1,375,101)	$ (1,151,015)	$ (1,125,154)
Amortization	(72,555)	(54,358)	(54,358)
Total	(1,447,656)	(1,205,373)	(1,179,512)
Maintenance cost amount	$ 668,936	$ 565,384	$ 463,306